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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07560
Invesco Quality Municipal Securities
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 01/31/11

Item 1. Schedule of Investments.

Invesco Quality Municipal Securities
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us MS-CE-QMS-QTR-1 01/11 Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—152.17%
Alabama—0.30%
Birmingham (City of) Airport Authority; Series 2010, Airport RB (INS-AGM) (a)	5.25%	07/01/30	$550	$536,575

Alaska—0.76%
Northern Tobacco Securitization Corp.; Series 2006 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/46	2,300	1,355,482

Arizona—3.51%
Arizona (State of); Series 2008 A, COP (INS — AGM) (a)	5.00%	09/01/24	1,010	994,022
Maricopa (County of) Pollution Control Corp. (Arizona Public Service Co. Palo Verde); Series 2009 A, Ref. PCR (b)	6.00%	05/01/14	425	444,813
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	675	600,919
Salt River Project Agricultural Improvement & Power District; Series 2002 B, Electric System RB (c)(d)	5.00%	01/01/13	3,890	4,203,612

				6,243,366

California—23.01%
Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax GO Bonds (INS-AGC) (a)(e)	0.00%	08/01/35	1,010	187,749
Series 2009 B, Unlimited Tax GO Bonds (INS-AGC) (a)(e)	0.00%	08/01/36	1,635	283,198
Alvord Unified School District (Election of 2007); Series 2008 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/24	765	767,226
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax GO Bonds (e)	0.00%	08/01/26	710	283,993
Series 2009, Unlimited Tax GO Bonds (e)	0.00%	08/01/31	1,370	374,339
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2005, Ref. RB	5.00%	11/15/34	545	480,134
California (State of) Public Works Board (Department of Mental Health Coalinga State Hospital); Series 2004 A, Lease RB	5.00%	06/01/24	5,000	4,701,600
California (State of);
Series 2003, Unlimited Tax GO Bonds	5.00%	02/01/32	3,000	2,715,810
Series 2005, Various Purpose Unlimited Tax GO Bonds	5.00%	03/01/27	1,800	1,712,952
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax GO Bonds (INS-NATL) (a)(e)	0.00%	08/01/29	355	105,644
Dry Creek Joint Elementary School District (Election of 2008);
Series 2009 E, Unlimited Tax GO Bonds (e)	0.00%	08/01/43	2,690	275,994
Series 2009 E, Unlimited Tax GO Bonds (e)	0.00%	08/01/44	4,825	458,568
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (f)	6.25%	08/01/32	1,980	452,470
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-AMBAC) (a)	5.00%	06/01/29	2,000	1,743,080
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	2,000	1,179,160
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.75%	06/01/47	1,400	919,002
Indio (City of) Redevelopment Agency (Indio Merged Redevelopment);
Series 2008 A, Sub. Tax Allocation RB	5.00%	08/15/23	310	282,029
Series 2008 A, Sub. Tax Allocation RB	5.00%	08/15/24	310	277,106
Los Angeles (City of) Community College District; Series 2003 B, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/27	4,000	3,936,040
Los Angeles (City of) Department of Water & Power; Series 2004 C, Water System RB (INS-NATL) (a)(c)	5.00%	07/01/25	5,000	5,086,900
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax GO Bonds (INS-AGC) (a)(e)	0.00%	08/01/34	1,010	205,111
Milpitas (City of) Redevelopment Agency; Series 2003, Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/22	3,040	2,825,862
Moreland School District (Crossover); Series 2014 C, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)(e)	0.00%	08/01/29	1,120	316,680
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (e)	0.00%	08/01/28	815	251,191
See accompanying notes which are an integral part of this schedule.
          Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/36	$4,025	$676,039
Series 2009 B, Unlimited Tax GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/37	1,590	245,846
Poway Unified School District ( School Facilities Improvement District No. 2007-1) (Election of 2008);
Series 2009 A, Unlimited Tax GO Bonds (e)	0.00%	08/01/27	2,040	681,115
Series 2009 A, Unlimited Tax GO Bonds (e)	0.00%	08/01/31	2,545	622,303
San Diego (County of) (Burnham Institute for Medical Research); Series 2006, COP	5.00%	09/01/34	1,000	758,450
San Diego (County of) Water Authority; Series 2004 A, Water Revenue COP (INS-AGM) (a)(c)	5.00%	05/01/29	4,240	4,147,822
San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R-3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(c)	5.00%	06/15/28	540	528,012
Southern California Tobacco Securitization Authority; Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	2,000	1,317,980
Twin Rivers Unified School District; Series 2009, Unlimited Tax GO BAN (e)	0.00%	04/01/14	850	770,024
William S Hart Union High School District (Election of 2008);
Series 2009 A, Unlimited Tax GO Bonds (e)	0.00%	08/01/32	1,170	250,965
Series 2009 A, Unlimited Tax GO Bonds (e)	0.00%	08/01/33	5,725	1,145,630

				40,966,024

Colorado—2.39%
Arkansas River Power Authority; Series 2006, Power Improvement RB (INS-SGI) (a)	5.25%	10/01/40	1,840	1,544,294
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/39	2,000	1,778,380
Colorado (State of) Regional Transportation District (Denver Transit Partners); Series 2010, Private Activity RB	6.00%	01/15/41	850	768,451
Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.25%	11/15/28	165	170,552

				4,261,677

District of Columbia—2.44%
District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	2,000	1,763,560
Series 2009 A, Income Tax Sec. RB (c)	5.25%	12/01/27	1,540	1,605,650
Metropolitan Washington Airports Authority; Series 2009 B, RB (INS-BHAC) (a)	5.00%	10/01/29	1,000	976,220

				4,345,430

Florida—10.11%
Highlands (County of) Health Facilities Authority (Adventist Health);
Series 2006 C, RB (b)(g)	5.25%	11/15/16	25	29,368
Series 2006 C, RB	5.25%	11/15/36	975	903,620
Miami-Dade (County of) (Miami International Airport Hub of the Americas); Series 2009 B, Aviation RB (INS-AGC) (a)	5.00%	10/01/25	800	797,064
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	1,000	909,900
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	310	302,699
Miami-Dade (County of) Miami International Airport; Series 2000 A, Aviation RB (INS-NATL) (a)(h)	6.00%	10/01/24	5,000	5,053,400
Miami-Dade (County of); Series 2005 A, Sub. Special Obligation RB (INS-NATL) (a)(e)	0.00%	10/01/30	1,995	1,505,487
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (a)	5.50%	10/01/23	750	795,000
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (c)	5.00%	08/15/42	4,000	3,446,600
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2006 A, Health Care IDR	5.25%	01/01/26	1,000	804,190
Series 2006 A, Health Care IDR	5.38%	01/01/40	3,250	2,337,075
Tampa Bay Water; Series 2001 A, Ref. Utility System Improvement RB (INS-NATL) (a)	6.00%	10/01/29	1,000	1,113,240

				17,997,643

Georgia—6.37%
Atlanta (City of); Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(c)	5.00%	01/01/33	5,000	4,787,950
See accompanying notes which are an integral part of this schedule.
          Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia—(continued)
DeKalb (County of) Series 2003 A, Water and Sewerage RB	5.00%	10/01/23	$1,200	$1,241,892
Georgia (State of) Road & Tollway Authority;
Series 2003, Gtd. RB	5.00%	10/01/22	2,000	2,130,760
Series 2003, Gtd. RB	5.00%	10/01/23	3,000	3,172,530

				11,333,132

Hawaii—8.14%
Hawaii (State of) Department of Budget & Finance (Hawai’i Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	430	389,993
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Company and Subsidiaries); Series 1993, Special Purpose RB (INS-NATL) (a)(h)	5.45%	11/01/23	5,000	4,697,500
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	1,075	1,005,447
Honolulu (City and County of) Series 2003 A, Unlimited Tax GO Bonds (INS-NATL) (a)(c)	5.25%	03/01/24	8,000	8,391,120

				14,484,060

Idaho—0.24%
Regents of the University of Idaho (The); Series 2011, Ref. General RB (b)	5.25%	04/01/21	400	420,832

Illinois—17.21%
Chicago (City of) O’Hare International Airport;
Series 2001 A, Second Lien Passenger Facility Charge RB (INS-AMBAC) (a)(h)	5.38%	01/01/32	3,000	2,710,320
Series 2005 A, Third Lien General Airport RB (INS-NATL) (a)	5.25%	01/01/26	3,000	2,972,340
Chicago (City of) Park District; Series 2004 A, Tax GO Bonds (INS-AMBAC) (a)	5.00%	01/01/27	3,600	3,578,364
Chicago (City of) Transit Authority (Federal Transit Administration Section 5309) ; Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/23	1,070	1,056,357
Chicago (City of); Series 2007 A, Ref. and Project Unlimited Tax GO Bonds (INS-AGM) (a)(c)(i)	5.00%	01/01/37	4,590	4,097,723
DeKalb (County of) Community Unit School District No 428; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/23	725	756,161
Granite City (City of) (Waste Management, Inc.); Series 2002, Disposal RB (b)(h)	3.50%	05/01/13	1,250	1,244,862
Illinois (State of) Finance Authority (Little Company of Mary Hospital & Health Care Centers); Series 2010, RB	5.38%	08/15/40	775	671,073
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.38%	08/15/24	965	994,616
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB	6.13%	05/15/25	925	899,868
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	415	438,306
Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB	5.75%	08/15/29	1,325	1,239,047
Series 2010 A, Ref. RB	6.00%	08/15/38	690	643,515
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB	5.50%	06/15/50	800	731,392
Kendall, Kane & Will (Counties of) Community Unit School District No. 308; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)(e)	0.00%	02/01/20	2,780	1,769,498
Metropolitan Pier & Exposition Authority (McCormick Place); Series 2002A, RB (INS-NATL) (a)(e)	0.00%	06/15/26	8,480	5,771,912
Railsplitter Tobacco Settlement Authority; Series 2010, Tobacco Settlement RB	5.50%	06/01/23	1,125	1,068,851

				30,644,205

Indiana—1.06%
Indiana (State of) Health & Educational Facilities Financing Authority (Clarian Health Obligated Group); Series 2006 A, Hospital RB	5.25%	02/15/40	1,460	1,297,473
Rockport (City of) (Indiana Michigan Power Co.); Series 2009 B, Ref. PCR (b)	6.25%	06/02/14	530	581,192

				1,878,665

Iowa—1.37%
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (c)(i)	5.00%	06/01/25	1,355	1,395,962
Series 2009 A, Special Obligation RB (c)(i)	5.00%	06/01/26	1,015	1,036,082

				2,432,044

See accompanying notes which are an integral part of this schedule.
          Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kansas—0.26%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	$470	$471,584

Kentucky—0.27%
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital Facilities RB	6.50%	03/01/45	500	471,980

Louisiana—0.56%
Lafayette (City of) Public Trust Financing Authority (Ragin Cajun Facilities-Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.25%	10/01/30	650	631,709
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	400	371,372

				1,003,081

Maryland—1.12%
Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	705	598,150
Maryland (State of) Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	690	638,174
Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community); Series 2007 B, RB	5.00%	01/01/17	805	759,622

				1,995,946

Massachusetts—4.15%
Massachusetts (State of) Health & Educational Facilities Authority (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	625	592,487
Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2009 A, RB (c)	5.50%	11/15/36	4,850	5,137,557
Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2009 O, RB (c)	5.50%	07/01/36	1,570	1,654,356

				7,384,400

Michigan—0.47%
Detroit (City of); Series 2006 C, Ref. Water Supply System Second Lien RB (INS-AGM) (a)	5.00%	07/01/26	900	842,913

Montana—0.53%
Forsyth (City of) (Portland General Electric Co.); Series 1998, Ref. PCR	5.00%	05/01/33	1,000	947,240

Nebraska—2.02%
Nebraska (State of) Public Power District; Series 2003 A, RB (INS-AMBAC) (a)	5.00%	01/01/35	3,740	3,588,717

Nevada—1.97%
Clark (County of); Series 2004 A-1, Sub. Lien RB (INS-NATL) (a)(h)	5.50%	07/01/20	3,000	3,054,450
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	410	452,095

				3,506,545

New Hampshire—0.82%
Manchester (City of); Series 2003, Water RB (INS-NATL) (a)	5.00%	12/01/34	1,500	1,464,180

New Jersey—2.42%
New Jersey (State of) Economic Development Authority (Montclair State University Student Housing); Series 2010, RB	5.75%	06/01/31	525	485,315
New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System RB (INS-AGC) (a)(e)	0.00%	12/15/26	4,300	1,611,511
Tobacco Settlement Financing Corp.;
Series 2007 1A, Sr. Tobacco Settlement Asset-Backed RB	4.63%	06/01/26	3,000	2,133,030
Series 2007 1B, First Sub. Tobacco Settlement Asset-Backed RB (e)	0.00%	06/01/41	3,000	85,980

				4,315,836

New Mexico—0.91%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	700	660,905
See accompanying notes which are an integral part of this schedule.
          Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Mexico—(continued)
New Mexico Finance Authority (Public Project Revolving) Series 2008 A, Sr. Lien RB	5.00%	06/01/27	$940	$966,367

				1,627,272

New York—13.35%
Brooklyn (City of) Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	460	449,103
Series 2009, PILOT RB	6.38%	07/15/43	190	186,192
JP Morgan Chase PUTTERS/DRIVERS Trust; Series 2008 3118, Unlimited Tax GO Bonds (c)(j)	14.16%	08/15/16	980	1,045,631
Metropolitan Transportation Authority; Series 2003 B, RB (INS-NATL) (a)	5.25%	11/15/22	5,000	5,154,400
New York (State of) Dormitory Authority (The City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/29	705	707,362
New York (State of) Thruway Authority; Series 2009 A, State Personal Income Tax Transportation RB	5.00%	03/15/25	1,310	1,361,771
New York City (City of) Transitional Finance Authority;
Series 2009 A, Future Tax Sec. RB (c)	5.00%	05/01/29	1,045	1,056,537
Sub-Series 2009 A, Future Tax Sec. RB (c)	5.00%	05/01/28	1,305	1,329,195
Sub-Series 2009 A, Future Tax Sec. RB (c)	5.00%	05/01/30	1,045	1,050,183
New York City (City of) Trust for Cultural Resources (Museum of Modern Art); Series 2008 1A, Ref. RB (c)	5.00%	04/01/28	1,950	1,974,024
New York City (City of); Series 2008 A-1, Unlimited Tax GO Bonds (c)	5.25%	08/15/28	980	1,000,825
Tobacco Settlement Financing Corp.; Series 2003 B-1C, Asset-Backed RB	5.50%	06/01/21	6,000	6,316,320
Triborough Bridge & Tunnel Authority; Series 2002 B, Ref. RB	5.25%	11/15/19	2,000	2,125,980

				23,757,523

Ohio—4.18%
American Municipal Power-Ohio Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (a)(c)	5.25%	05/15/33	1,000	989,670
Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group); Series 2003 A, Ref. RB	6.00%	01/01/32	5,000	5,032,000
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/40	1,275	1,141,966
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (b)	5.88%	06/01/16	265	282,967

				7,446,603

Oregon—0.36%
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, HydroelectricTribal Economic Development RB (k)	6.38%	11/01/33	660	640,735

Pennsylvania—3.71%
Allegheny (County of) Hospital Development Authority (West Pennsylvania Health System); Series 2007 A, RB	5.38%	11/15/40	1,000	668,440
Chester (County of), Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD RB (LOC-Wells Fargo Bank, N.A.) (b)(l)(m)	0.25%	03/03/11	2,000	2,000,000
Pennsylvania (State of) Turnpike Commission;
Series 2010 B2, Sub. RB (e)	0.00%	12/01/28	750	551,752
Series 2010 B2, Sub. RB (e)	0.00%	12/01/34	450	334,328
Philadelphia School District; Series 2008 E, Limited Tax GO (INS-BHAC) (a)	5.13%	09/01/23	1,500	1,544,355
The Hospital and Higher Education Facilities Authority (Childrens Hospital of Philadelphia); Series 2002 B, VRD RB (b)(l)	0.26%	03/03/11	1,500	1,500,000

				6,598,875

Puerto Rico—2.70%
Puerto Rico Electric Power Authority;
Series 2010 CCC, Power RB	5.25%	07/01/27	1,000	965,810
Series 2010 XX, Power RB	5.25%	07/01/40	750	660,517
Puerto Rico Sales Tax Financing Corp.;
Series 2009 A, First Sub. Sales Tax RB (b)(g)	5.00%	08/01/11	875	895,405
Series 2010 A, First Sub. Sales Tax RB	5.38%	08/01/39	450	414,689
See accompanying notes which are an integral part of this schedule.
          Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico—(continued)
Series 2010 A, First Sub. Sales Tax RB	5.50%	08/01/42	$750	$698,205
Series 2010 C, First Sub. Sales Tax RB	5.25%	08/01/41	1,300	1,167,608

				4,802,234

Rhode Island—0.85%
Rhode Island (State of) Economic Development Corp.; Series 2004 A, Ref. Airport RB (INS-AGM) (a)(h)	5.00%	07/01/21	1,500	1,505,775

South Carolina—6.30%
Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, RB	5.25%	12/01/29	2,000	1,999,840
Grand Strand Water and Sewer Authority; Series 2002, Ref. Waterworks and Sewer System RB (INS-AGM) (a)	5.38%	06/01/19	4,565	4,780,742
Lexington (County of) Health Services District, Inc.; Series 2007, Ref. Hospital RB	5.00%	11/01/16	40	42,532
Richland (County of) (International Paper Company); Series 2007 A, Ref. Environmental Improvement RB	4.60%	09/01/12	210	214,368
South Carolina (State of) Public Service Authority; Series 2003 A, Ref. RB (INS-AMBAC) (a)(c)	5.00%	01/01/22	4,000	4,184,280

				11,221,762

Texas—15.52%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (h)	4.85%	04/01/21	2,000	1,944,820
Arlington (City of); Series 2009, Special Tax RB	5.00%	08/15/28	1,500	1,434,135
Austin (City of); Series 2001, Ref. Water & Wastewater System RB (INS-AGM) (a)	5.13%	05/15/27	1,475	1,475,914
Bexar (County of) Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/45	590	556,506
Friendswood Independent School District (CEP-Texas Permanent School Fund) Series 2008, School House Unlimited Tax GO Bonds	5.00%	02/15/25	575	599,673
Harris (County of) Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	350	343,259
Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	08/15/31	1,530	1,603,899
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special RB (INS-AGM) (a)(e)	0.00%	09/01/25	2,350	1,020,394
Houston (City of); Series 2004 A, Ref. Combined Utility System First Lien RB (INS-NATL) (a)	5.25%	05/15/25	5,000	5,146,200
Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	450	413,735
North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System RB (INS-AGC) (a)(e)	0.00%	01/01/28	5,200	1,817,972
Series 2008 D, Ref. First Tier System RB (INS-AGC) (a)(e)	0.00%	01/01/31	1,065	300,202
Tarrant (County of) Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/37	425	337,879
Tarrant Regional Water District; Series 2002, Ref. and Improvement RB (INS-AGM) (a)	5.25%	03/01/17	4,000	4,316,200
Texas (State of) Private Activity Surface Transportation Corp. (North Transit Express Mobility); Series 2009, Sr. Lien RB	6.88%	12/31/39	510	510,801
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/26	1,665	1,731,883
University of Houston System Board of Regents Series 2008, Ref. Consolidated RB (INS-AGM) (a)(c)	5.00%	02/15/33	1,000	995,220
West Harris County Regional Water Authority; Series 2005, Water System RB (INS-AGM) (a)	5.00%	12/15/24	3,000	3,078,660

				27,627,352

Utah—0.88%
Intermountain Power Agency; Series 2003 A, Ref. Power Supply RB (INS-AGM) (a)	5.00%	07/01/21	1,500	1,559,040

Virgin Islands—0.34%
Virgin Islands Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	625	602,913

See accompanying notes which are an integral part of this schedule.
          Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia—7.30%
Fairfax (County of) (INOVA Health System); Series 1993, Ref. IDR	5.25%	08/15/19	$9,000	$9,842,940
Fairfax (County of) Economic Development Authority (Goodwin House Inc.); Series 2007, Residential Care Facilities Mortgage RB	5.13%	10/01/42	1,250	1,049,450
Prince William County Service Authority; Series 2003, Ref. Water and Sewer System RB	5.00%	07/01/21	2,000	2,109,360

				13,001,750

Washington—3.68%
Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydro Electric RB (INS-NATL) (a)	5.00%	01/01/34	1,705	1,602,018
Washington (State of);
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)	5.00%	08/01/29	2,500	2,528,475
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)	5.00%	08/01/29	2,380	2,415,391

				6,545,884

Wisconsin—0.59%
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	1,000	1,046,210

TOTAL INVESTMENTS(n)—152.17% (Cost $278,241,353)				270,875,485

OTHER ASSETS LESS LIABILITIES—1.11%				1,980,089

Floating Rate Note and Dealer Trusts Obligations Related to Securities Held—(22.38)%
Notes with interest rates ranging from 0.29% to 0.34% at 01/31/11 and contractual maturities of collateral ranging from 08/15/16 to 08/15/42 (See Note 1D) (o)				(39,850,000)

PREFERRED SHARES—(30.90)%				(55,000,000)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS—100.00%				$178,005,574

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.

AGM	—	Assured Guaranty Municipal Corp.

AMBAC	—	AMBAC Assurance Corp.*

BAN	—	Bond Anticipation Note

BHAC	—	Berkshire Hathaway Assurance Corp.

CEP	—	Credit Enhancement Provider

COP	—	Certificates of Participation

DRIVERS	—	Derivative Inverse Tax-Exempt Receipts

GO	—	General Obligation

Gtd.	—	Guaranteed

IDR	—	Industrial Development Revenue Bonds

INS	—	Insurer

LOC	—	Letter of Credit

NATL	—	National Public Finance Guarantee Corp.

PCR	—	Pollution Control Revenue Bonds

PILOT	—	Payment-in-Lieu-of-Tax

PUTTERs	—	Putable Tax-Exempt Receipts

RB	—	Revenue Bonds

Ref.	—	Refunding

Sec.	—	Secured

SGI	—	Syncora Guarantee, Inc.

Sr.	—	Senior

Sub.	—	Subordinated

VRD	—	Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
          Invesco Quality Municipal Securities

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Underlying security related to Special Purpose Trust entered into by the Trust. See Note 1D.

(d)	Secured by an escrow fund of U.S. government obligations.

(e)	Capital appreciation bond. Security traded on a discount basis.

(f)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(h)	Security subject to the alternative minimum tax.

(i)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $4,655,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at January 31, 2011 represented 0.59% of the Trust’s Net Assets.

(k)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2011 represented 0.36% of the Trust’s Net Assets.

(l)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2011.

(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(n)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Guaranty Municipal Corp.	31.30%

Assured Guaranty Municipal Bond Corp.	24.03

American Municipal Bond Assurance Corp.*	9.45

(o)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at January 31, 2011. At January 31, 2011, the Trust’s investments with a value of $64,088,777 are held by Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) and serve as collateral for the $39,850,000 in the floating rate note obligations outstanding at that date.

*	Ambac filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
          Invesco Quality Municipal Securities

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
          Invesco Quality Municipal Securities

D.	Inverse Floating Rate Obligations — The Trust may invest in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to Special Purpose Trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate obligations. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note and dealer trust obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption Interest expense on the Statement of Operations.

The Trust generally invest in inverse floating rate obligations that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate obligations are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
          Invesco Quality Municipal Securities

NOTE 2 — Additional Valuation Information
     Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$270,875,485	$—	$270,875,485

NOTE 3 — Investment Securities
Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$5,829,290

Aggregate unrealized (depreciation) of investment securities	(12,885,199)

Net unrealized appreciation (depreciation) of investment securities	$(7,055,909)

Cost of investments for tax purposes is $277,931,394.
          Invesco Quality Municipal Securities

Item 2. Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Quality Municipal Securities
By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: April 1, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: April 1, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: April 1, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.